SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

25. SHARE-BASED COMPENSATION

2006 Share Incentive Plan

In March 2006, the Company adopted a share incentive plan, or the Plan. The purpose of the Plan is to promote the success and enhance the value of the Company by linking the personal interests of the directors, employees and consultants to those of the shareholders and providing the directors, employees and consultants with an incentive for outstanding performance to generate superior returns to the shareholders. The Plan is also intended to motivate, attract and retain the services of the directors, employees and consultants upon whose judgment, interest and effort the successful conduct of the Company’s operations is largely dependent. In September 2010, the shareholders approved an amendment to the Plan to increase the maximum number of common shares which may be issued pursuant to all awards of options, restricted shares and RSUs under the Plan to the sum of (i) 2,330,000 plus (ii) the sum of (a) 1% of the number of outstanding common shares of the Company on the first day of each of 2007, 2008 and 2009 and (b) 2.5% of the number of outstanding common shares of the Company outstanding on the first day of each calendar year after 2009. In June 2020, the shareholders approved an amendment to the Plan to extend the term of the Plan for a further ten years period. As a result, the Plan will expire on, and no awards may be granted after June 30, 2029. Under the terms of the Plan, options are generally granted with an exercise price equal to the fair market value of the Company’s ordinary shares and expire ten years from the date of grant.

Options Activities

During the year ended December 31, 2021, 2022 and 2023, no options were exercised. As of December 31, 2023, there were 26,291 options outstanding with a weighted average exercise price of $9.33 and weighted average remaining contract terms of 0.4 year. The intrinsic value of outstanding options as of December 31, 2023 was $444. No compensation cost on options was recognized in the years ended December 31, 2021, 2022 and 2023.

25. SHARE-BASED COMPENSATION (Continued)

RSUs Activities

The Company granted 2,161,098, 444,167 and 206,067 RSUs in 2021, 2022 and 2023, respectively. The RSUs entitle the holders to receive the Company’s common shares upon vesting.

The RSUs were granted for free and generally vest over periods from one to four years based on the specific terms of the grants. Between 2021 and 2022, 2,301,000 of the RSUs granted were made to the Company’s directors and a group of key employees, whereby vesting is contingent upon the completion of the IPO of CSI Solar (50% vested on the IPO date, followed by 25% vesting on each of the first and second anniversaries of the IPO). The average grant date fair value of these contingent awards was $25.57 per award. As of December 31, 2023, 1,096,000 of such RSUs were unvested and outstanding.

The fair market value of the Company’s ordinary shares at the date of grant resulted in total compensation cost of approximately $55,822, $12,909 and $7,785 that will be recognized ratably over the vesting period for the RSUs granted in 2021, 2022 and 2023, respectively.

As of December 31, 2023, there was $34,015 of total unrecognized share-based compensation related to unvested RSUs, which is expected to be recognized over a weighted-average period of 1.6 years.

A summary of the RSU activity is as follows:

		Weighted Average
	Number of	Grant-Date
	Shares	Fair Value
		(in whole US dollars)
Unvested at January 1, 2023	3,189,376	25.65
Granted	206,067	38.64
Vested	(1,652,686)	24.81
Forfeited	(82,575)	26.97
Unvested at December 31, 2023	1,660,182	27.21

The total fair value of RSUs vested during the years ended December 31, 2021, 2022 and 2023 was $21,628, $13,276 and $57,298, respectively.

2020 CSI Solar Employee Incentive Plan

In 2020, CSI Solar approved the CSI Solar employee incentive plan. Eligible CSI Solar directors and employees and board members subscribed to equity interest in the partnership for an aggregate of RMB248 million ($36,342 on the date of the transaction). Vesting conditions include the completion of the IPO and the service period, which were met in 2023. The CSI Solar employee incentive plan was accounted for based on the grant date fair value which equals to the value of the discount benefited by the CSI employee incentive plan participants. As of December 31, 2023, no awards granted were outstanding and no future grants may be available for issuance under CSI Solar employee incentive plan.

The following table summarizes the Company’s share-based compensation expense by plan included in the consolidated statements of operations:

	Years Ended December 31,
	2021	2022	2023
	$	$	$
2006 Share incentive plan	8,808	9,370	46,981
2020 CSI Solar employee incentive plan	—	—	8,354
	8,808	9,370	55,335